Statement of Changes In Stockholders' Deficit (Parenthetical) - USD ($)				3 Months Ended	6 Months Ended
	Nov. 27, 2020	Nov. 06, 2020	Oct. 13, 2020	Dec. 31, 2020	Jun. 30, 2021
Sale of stock issue price per share		$ 0.01
Proceeds from related party debt			$ 25,000	$ 240,416	$ 1,100,000
IPO [Member]
Sale of stock issue price per share				$ 10.00
Sponsor [Member] | Promissory Note [Member]
Proceeds from related party debt			$ 25,000
Extinguishment of debt and stock issued value		$ 25,000
Common Class B [Member]
Sale of stock issue price per share				$ 0.0001	$ 0.0001
Common Class B [Member] | Sponsor [Member]
Sale of stock issue price per share		$ 0.01
Shares issued shares share based payment arrangement before forfeiture		2,300,000
Shares issued value share based payment arrangement before forfeiture		$ 25,000
Shares issued shares share based payment arrangement forfeited	287,500
Shares transferred to directors officers	201,250